DRIEHAUS MUTUAL FUNDS

Driehaus International Discovery Fund *DRIDX

Driehaus Global Growth Fund *DRGGX

(each, a "Fund" and collectively, the "Funds")

Supplement dated January 16, 2014 to the Prospectus and

each Summary Prospectus dated April 30, 2013 for the Funds

On September 11, 2013, the Board of Trustees of Driehaus Mutual Funds (the "Trust") approved reductions in the management fees for the Driehaus International Discovery Fund and the Driehaus Global Growth Fund pursuant to the amended investment advisory agreement between the Trust, on behalf of the Funds, and Driehaus Capital Management LLC (the "Adviser"), that became effective on January 1, 2014.

Accordingly, effective January 1, 2014, the following changes are hereby made to the Prospectus and Summary Prospectus:

1.	Under the section entitled "Fees and Expenses of the Fund" on page 1 of the Prospectus and Summary Prospectus for the Driehaus International Discovery Fund, the Annual Fund Operating Expenses and Expense Example are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee *	1.25%
Other Expenses	0.26%

Total Annual Fund Operating Expenses	1.51%

*	The management fee has been restated to reflect the reduction in rate, effective January 1, 2014.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$154	$477	$824	$1,802

2.	Under the section entitled "Fees and Expenses of the Fund" on page 18 of the Prospectus and page 1 of the Summary Prospectus for the Driehaus Global Growth Fund, the Annual Fund Operating Expenses and Expense Example are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee *	1.00%
Other Expenses	0.77%

Total Annual Fund Operating Expenses	1.77%

*	The management fee has been restated to reflect the reduction in rate, effective January 1, 2014.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$180	$557	$959	$2,084